Redeemable Convertible Preferred Shares - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2019
Class of Stock [Line Items]
Conversion Rate Of Preferred Shares To Ordinary Shares	$ 1		$ 1
Redeemable Convertible Preferred Stock Voting Rights		65
Preferred Stock, Amount of Preferred Dividends in Arrears		$ 64,578
Preferred Stock, Dividend Rate, Percentage		7.00%
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Convertible, Terms		If the IPO closing price, is less than 1.2 times the then applicable Conversion Price of the Preferred C Shares, then, immediately prior to closing of such initial public offering (and, for the avoidance of doubt, prior to the conversion of the Preferred C Shares into Ordinary Shares) the then applicable Conversion Price of the Preferred C Shares shall be automatically reduced so as to be equal to the IPO Closing Price divided by 1.2.
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Convertible, Terms		If the IPO closing price, is less than 1.2 times the then applicable Conversion Price of the Series D Preferred Shares, then, immediately prior to closing of such initial public offering (and, for the avoidance of doubt, prior to the conversion of the Series D Preferred Shares into Ordinary Shares) the then applicable Conversion Price of the Series D Preferred Shares shall be automatically reduced so as to be equal to the IPO closing price divided by 1.2.
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Convertible, Terms		If the IPO closing price, is less than 1.5 times the then applicable Conversion Price of the Series E Preferred Shares, then, immediately prior to closing of such initial public offering (and, for the avoidance of doubt, prior to the conversion of the Series E Preferred Shares into Ordinary Shares) the then applicable Conversion Price of the Series E Preferred Shares shall be automatically reduced so as to be equal to the IPO closing price divided by 1.5.
By vote or written consent [Member]
Class of Stock [Line Items]
Redeemable Convertible Preferred Stock Voting Rights		70
Voting together as a single class or by consent of such required majority [Member]
Class of Stock [Line Items]
Redeemable Convertible Preferred Stock Voting Rights		50
Qualified IPO [Member]
Class of Stock [Line Items]
Net Proceeds	$ 100